United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Hermes Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/21

Date of Reporting Period: 11/30/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2021

Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2020 through November 30, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Global Allocation Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2021, was 10.09%, 9.19%, 9.20%, 9.55%, 10.39% and 10.41% for the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares, respectively. The total return of the Fund’s Blended Index1,2 was 9.82%, and the total return of the Morningstar World Allocation Funds Average (MWAFA)3 was 11.90% for the same period. The Fund’s Blended Index is composed of 60% of the return of the MSCI All Country World Index and 40% of the return of the Bloomberg Global Aggregate Index. The Fund’s and MWAFA’s total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and expenses, which were not reflected in the total return of any index.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the Blended Index.
MARKET OVERVIEW
Equities
The reporting period saw equity markets continually reach new highs, as the economy completed the recovery from the Covid-19 recession before starting a new expansion.
The reporting period started with great optimism after the development of several Covid-19 vaccines. This came on the heels of an election that saw Joe Biden become the 46th President of the United States. By the early spring, vaccinations were ramping up globally, and consumer spending was surging as part of a great reopening trade that was further boosted by monetary policy accommodation and large fiscal stimulus packages. As we hit the halfway point of 2021, GDP had recovered to pre-pandemic levels as the economy transitioned to expansion. While economic data continued to exceed expectations, so too did inflation readings. Pent up demand, supply chain bottlenecks, and labor constraints translated to higher prices and product shortages. At the time, these pressures were largely thought to be transitory. As summer turned to fall, the Delta variant began to spread globally, and while economic growth took a hit, inflation numbers persisted. With the Delta wave finally subsiding, yet another new variant, Omicron, once again began impacting economic activity globally. Still, with inflation numbers persisting at decades-high levels, central banks are responding. The U.S. Federal Reserve (the “Fed”) began tapering its asset purchase plan, with rate hikes increasingly likely in 2022.
Annual Shareholder Report

All told, the U.S. equity market produced a strong positive total return, with the S&P 500 Index 4 up 27.92% for the reporting period. Small-caps underperformed, with the Russell 2000® Index5 up 21.99%. Within the large-cap space, growth outperformed value by a wide margin with the Russell 1000® Growth Index6 producing a 30.69% return compared to a 22.21% return for the Russell 1000® Value Index.7
International market8 returns were more subdued. For the reporting period, developed markets, as measured by the MSCI World ex USA Index,9 returned 12.05%. Emerging markets10 proved to be the true laggard, as returns were stymied by lower vaccination rates, severe Covid shutdowns, rampant inflation and anti-growth polices from the Chinese authorities. As a result, emerging market equities, as measured by the MSCI Emerging Market Index,11 produced a modest 2.99% return for the period.
Fixed Income
The reporting period was marked by volatility on the fixed income side. The early months of the reporting period saw a strong rally in risk assets and a rotation out of Treasuries and the U.S. dollar as vaccine and reopening optimism reigned. This led to a sharp increase in interest rates, with the 10-year U.S. Treasury yield jumping from 0.84% at the start of the period to a high of 1.74% at the end of March.12 Alongside the rise in yields, spreads continued to tighten as the move to higher rates was the result of a brighter economic outlook. In the late spring, however, rates started to reverse course, coinciding with the first reports of the Delta variant. As inflation continued to come in above expectations, markets began to discount less accommodative monetary policy, while also watching economic data moderate due to the variant. As a result, the yield curve flattened considerably, with the 10-year yield falling back down to 1.17% by August. Once the Delta variant wave started to subside, and the Fed’s speech moved in a more hawkish direction leading up to an eventual taper announcement, rates recovered some, ending the reporting period at 1.44%. While spreads widened with the emergence of the Omicron variant, they still remained quite tight by historical standards.
Fund Performance
During the reporting period, the Fund’s security selection strategies collectively outperformed. Three of the four equity security selection strategies, Domestic Large Cap, International Developed and Domestic Small Cap, outperformed during the reporting period, with only the Emerging Markets strategy failing to outperform its benchmark. On the fixed income side, both the Domestic and International Bond security selection strategies outperformed.
The Fund’s stock vs. bond allocation was a positive contributor to relative performance, as the Fund maintained an overweight position to equities throughout the reporting period.
Annual Shareholder Report

The Fund’s three systematic macro overlay strategies were a drag on performance, as the Global Equity, Global Interest Rate and Global Currency strategies each produced negative total returns. During the reporting period, the systematic macro overlay strategy, and thus the underlying derivatives positions, detracted 0.49% from total return.
1
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2
The Fund’s broad-based security market indexes are the S&P 500 Index and the Bloomberg US Aggregate Bond Index, which had total returns of 27.92% and -1.15%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Bloomberg US Aggregate Bond Index.
3
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Morningstar peer group.
4
The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
6
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.*
7
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.*
8
International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
9
The MSCI World ex USA Index captures large- and mid-cap representation across 22 of 23 developed markets countries–excluding the United States. With 982 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.*
10
Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
11
The MSCI Emerging Markets Index captures large- and mid-cap representation across 27 emerging markets countries. The indexes cover approximately 85% of the free float-adjusted market capitalization in each country.*
12
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Global Allocation Fund (the “Fund”) from November 30, 2011 to November 30, 2021, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Global Aggregate Index (BGAI) (the “Blended Index”),2 the Standard and Poor’s 500 Index (S&P 500),3 the Bloomberg US Aggregate Bond Index (BAB) 4 and the Morningstar World Allocation Funds Average (MWAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2021

■ Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
■ Total returns shown for Class B Shares include the maximum contingent deferred sales charge of 5.50% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to difference in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 11/30/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	4.03%	7.37%	6.79%
Class B Shares	3.69%	7.41%	6.70%
Class C Shares	8.20%	7.76%	6.75%
Class R Shares	9.55%	8.13%	6.94%
Institutional Shares	10.39%	8.90%	7.71%
Class R6 Shares[6]	10.41%	8.93%	7.57%
Blended Index	9.82%	9.85%	7.68%
S&P 500	27.92%	17.90%	16.16%
BAB	-1.15%	3.65%	3.04%
MWAFA	11.90%	7.66%	6.53%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500 and BAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BGAI. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BGAI is a measure of global investment-grade debt from 24 different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays Global Aggregate Index” to “Bloomberg Global Aggregate Index.”
Annual Shareholder Report

The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The BAB is a broad-based benchmark that measures the investment-grade, U.S. dollar- denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Aggregate Bond Index” to “Bloomberg US Aggregate Bond Index.”

The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6
The Fund’s Class R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Class R6 Shares since Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Class R6 Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	38.3%
International Equity Securities	26.8%
Emerging Markets Core Fund	8.8%
Foreign Debt Securities	5.4%
Corporate Debt Securities	5.5%
Mortgage Core Fund	4.5%
U.S. Treasuries	3.7%
High Yield Bond Core Fund[2]	1.1%
Project and Trade Finance Core Fund	1.0%
Asset-Backed Securities	0.9%
Bank Loan Core Fund	0.5%
Commercial Mortgage-Backed Securities	0.2%
Government Agencies	0.2%
Collateralized Mortgage-Backed Securities	0.1%
Mortgage-Backed Securities[3,4]	0.0%
Purchased Options[3]	0.0%
Warrants[3]	0.0%
Cash Equivalents[5]	2.1%
Derivative Contracts[3],6	0.0%
Other Assets and Liabilities—Net[7]	0.9%
TOTAL	100.0%
Annual Shareholder Report

At November 30, 2021, the Fund’s sector composition8 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	20.0%
Financials	17.6%
Consumer Discretionary	12.5%
Industrials	11.5%
Health Care	11.3%
Communication Services	8.5%
Materials	5.6%
Consumer Staples	5.4%
Energy	3.6%
Real Estate	2.2%
Utilities	1.8%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
3	Represents less than 0.1%.
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Annual Shareholder Report

Portfolio of Investments
November 30, 2021
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— 65.1%
		Communication Services— 5.6%
2		Activision Blizzard, Inc.	$117
1,566	[1]	Alphabet, Inc., Class A	4,444,230
1,478	[1]	Alphabet, Inc., Class C	4,210,881
28,712		America Movil S.A.B. de C.V.	25,133
338		ATN International, Inc.	12,915
357	[1]	Baidu, Inc., ADR	53,493
962	[1]	Bilibili, Inc., ADR	63,502
7,700		Capcom Co. Ltd.	191,814
1,444	[1]	CarGurus, Inc.	54,150
2		Cheil Communications, Inc.	37
2,684	[1]	China Literature Ltd.	18,827
6,229		Etihad Etisalat Co.	52,575
5,396	[1]	Facebook, Inc.	1,750,786
25,075		Fox Corp.	842,520
2,517	[1]	GOGO, Inc.	32,268
3,326		Gray Television, Inc.	68,582
12,907		Grupo Televisa S.A.	23,807
1,288		Hellenic Telecommunication Organization SA	22,251
2	[1]	Hello Group, Inc., ADR	23
261		IDT Corp.	14,167
708	[1]	Info Edge India Ltd.	54,661
1		Interpublic Group of Cos., Inc.	33
398	[1]	Iridium Communications, Inc.	15,303
375		Kakao Corp.	38,166
3,900	[1]	Kuaishou Technology	42,486
4,004		LG Uplus Corp.	45,506
1	[1]	Liberty Media Corp.	61
1	[1]	Liberty Media Group	58
1	[1]	Liberty Sirius Group	49
1	[1]	Live Nation Entertainment, Inc.	107
19	[1]	Meredith Corp.	1,121
12,980	[1]	Mobile Telecommunications Co. Saudi Arabia	42,390
5,489		Mobile Telesystems, ADR	43,967
2,778		NetEase, Inc.	60,063
13,547		New York Times Co., Class A	643,483
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Communication Services— continued
2		News Corp., Inc., Class A	$43
50,446		News Corp., Inc., Class B	1,087,111
13,800		Nexon Co., Ltd. Tokyo	276,041
252		NHN Corp.	81,267
2,083		Nintendo Co. Ltd.	925,141
15,585		Omnicom Group, Inc.	1,049,026
1,323	[1]	Outbrain, Inc.	19,964
21,853	[1]	Pinterest, Inc.	875,431
1	[1]	Playtika Holding Corp.	17
25,343		Proximus	460,398
8,700		Publicis Groupe	563,872
2,883	[1]	Roku, Inc.	656,200
109		Scholastic Corp.	4,103
9,967		Scout24 Holding GmbH	663,352
1		Shaw Communications, Inc., Class B	29
668		SK Telecom Co. Ltd.	30,673
32,611	[1]	Skillz, Inc.	302,956
7,649		Square Enix Holdings Co. Ltd.	398,545
4,288		Tegna, Inc.	84,688
300,906		Telefonica Deutschland Holding AG	803,340
8,417		Telenor ASA	124,291
12,196		Tencent Holdings Ltd.	718,497
1,042	[1]	Thryv Holdings, Inc.	40,732
23,739		TIM S.A./Brazil	58,272
1	[1]	TripAdvisor, Inc.	26
6,324		Vodacom Group Ltd.	52,682
1,034	[1]	Weibo Corp., ADR	41,164
72,414		WPP PLC	1,000,267
1,206	[1]	Yandex N.V.	86,977
28,529	[1]	Zynga, Inc.	172,030
		TOTAL	23,446,667
		Consumer Discretionary— 8.2%
9,426		ABC-Mart, Inc.	442,040
911	[1]	Abercrombie & Fitch Co., Class A	32,796
691	[1]	Academy Sports and Outdoors, Inc.	30,832
385	[1]	Adtalem Global Education, Inc.	11,423
32,508	[1]	Alibaba Group Holding Ltd.	521,267
1,973	[1]	Amazon.com, Inc.	6,919,449
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
600		Anta Sports Products Ltd.	$9,480
18,485		Aramark	617,399
88	[1]	Asbury Automotive Group, Inc.	14,400
1,512		Balkrishna Industries Ltd.	43,632
1		Bath & Body Works, Inc.	75
1,032	[1]	Bed Bath & Beyond, Inc.	18,917
18,053		Berkeley Group Holdings PLC	1,025,727
2		Block (H&R), Inc.	47
3,070		BYD Co. Ltd.	119,789
1,100		BYD Co. Ltd.	52,510
7,144		Canadian Tire Corp. Ltd.	944,219
1,392		Carriage Services, Inc.	72,022
12,030		Casio Computer Co. Ltd.	155,958
10,068		China Meidong Auto Holdings Ltd.	48,804
13,374		Chongqing Changan Automobile Co. Ltd.	36,135
178,000		Chow Tai Fook Jewellery Group Ltd.	319,113
980		Cie Financiere Richemont SA	145,649
101		CJ Home Shopping	11,484
685	[1]	CROCs, Inc.	112,354
1		Dick’s Sporting Goods, Inc.	118
109		Dillards, Inc., Class A	29,855
616		Dine Brands Global, Inc.	44,241
22,000		Dongfeng Motor Group Co. Ltd.	20,426
694	[1]	DoorDash, Inc.	124,066
2,438		eBay, Inc.	164,468
1,289	[1]	Etsy, Inc.	353,934
1,665	[1]	Everi Holdings, Inc.	34,532
2,899		Evolution AB	303,831
71,916		Ford Motor Co.	1,380,068
13	[1]	Fox Factory Holding Corp.	2,285
2	[1]	Frontdoor, Inc.	69
1,691		Fuyao Glass Industry Group Co. Ltd.	9,314
1,000		Geely Automobile Holdings Ltd.	2,969
7,655		Gildan Activewear, Inc.	310,107
389,777	[1]	Gome Electrical Appliances Holdings Ltd.	33,989
15,928		Great Wall Motor Company Limited	65,813
61		Greek Organization of Football Prognostics	846
925	[1]	Green Brick Partners, Inc.	23,079
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
296		Group 1 Automotive, Inc.	$57,646
16,800		Haier Smart Home Co. Ltd.	62,442
1,389		Hankook Tire Co. Ltd.	45,105
196		Hermes International	367,531
3,295		Home Depot, Inc.	1,320,010
787	[1]	Houghton Mifflin Harcourt Co.	12,246
69		Hyundai Motor Co.	11,250
2,944		International Game Technology PLC	79,547
4,396	[1]	JD.com, Inc.	186,047
35		Jubilant Foodworks Ltd.	1,713
1,072		KB HOME	42,869
1,184		Kia Corp.	78,010
5,317		Koito Manufacturing Co. Ltd.	305,293
11,694		La Francaise des Jeux SAEM	541,666
8	[1]	Lakes Gaming, Inc.	367
533		LCI Industries	81,160
1		Lear Corp.	168
7,395		Lennar Corp., Class A	776,845
2,970		Lennar Corp., Class B	254,767
601		LG Electronics, Inc.	57,989
1,500		Li Ning Co. Ltd.	16,900
3,609		Lowe’s Cos., Inc.	882,725
2,529		LVMH Moet Hennessy Louis Vuitton SA	1,963,145
2,551		Macy’s, Inc.	72,704
698	[1]	MarineMax, Inc.	37,182
1,931	[1]	Marriott International, Inc., Class A	284,938
11,500		McDonald’s Holdings Co. (Japan), Ltd.	513,362
7,755	[1]	Meituan	236,688
719	[1]	Meritage Corp.	81,146
19,174		MGM Resorts International	758,907
1		Michelin, Class B	148
236		Naspers Ltd., Class N	36,468
4,169		Newell Brands, Inc.	89,508
10,514		Next PLC	1,095,638
4,163	[1]	NIO, Inc., ADR	162,898
1,793	[1]	Norwegian Cruise Line Holdings Ltd.	34,981
1,065	[1]	Ozon Holdings PLC, ADR	42,909
1,485		Pandora A/S	184,188
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
456		Patrick Industries, Inc.	$36,375
1	[1]	Penn National Gaming, Inc.	51
612	[1]	Pinduoduo, Inc., ADR	40,698
8,584	[1]	Prosus NV	691,760
147,400		PT Astra International Tbk	59,264
59,000		PTT Oil & Retail Business PCL	43,789
14,367		Pulte Group, Inc.	718,781
2,228		PVH Corp.	237,906
17,100		Qingdao Haier Co. Ltd.	72,885
548		Red Rock Resorts, Inc.	26,052
1		S.A.C.I. Falabella	3
9,200		SAIC Motor Corp. Ltd.	28,711
387		Shimano, Inc.	106,530
637		Signet Jewelers Ltd.	61,878
2,329		Smith & Wesson Brands, Inc.	52,985
39	[1]	Snap One Holdings Corp.	856
1,022		Standard Motor Products, Inc.	51,141
23,920		Stanley Electric Co. Ltd.	620,805
7,125		Stellantis N.V.	121,943
19,144		Suzuki Motor Corp.	772,278
3,214		Target Corp.	783,702
1	[1]	Tata Motors Ltd.	6
40,500		TCL Corp.	39,004
1,076	[1]	Tesla, Inc.	1,231,762
1,106		The Aaron’s Company, Inc.	24,553
35,551		The Wendy’s Co.	731,640
14,350		Thor Industries, Inc.	1,516,939
197	[1]	Tri Pointe Homes, Inc.	4,919
13,213		Vibra Energia SA	51,142
154	[1]	Vista Outdoor, Inc.	6,725
604	[1]	Wayfair, Inc.	149,695
14,541		Woolworths Holdings Ltd.	47,380
5,365		Wyndham Hotels & Resorts, Inc.	426,410
13	[1,2]	XPEL, Inc.	935
28,271		Yadae Group Holdings Ltd.	50,683
47,900		Yamada Holdings Co. Ltd.	167,291
186		Yum China Holding, Inc.	9,319
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
6,275		Zhongsheng Group Holdings	$51,621
		TOTAL	34,425,054
		Consumer Staples— 3.5%
1,505		Abdullah Al Othaim Markets Co.	42,908
60,751		Albertsons Cos., Inc.	2,137,828
19,677		Alimentation Couche-Tard, Inc., Class B	720,876
24,647		Ambev SA	70,409
1		Arca Continental, S.A.B. de C.V.	6
693	[1]	Beauty Health Co./The	17,990
20,248		Becle SA de CV	46,450
423	[1]	Bellring Brands, Inc.	9,103
145		BGF Retail Co. Ltd./New	17,882
7,738		BIM Birlesik Magazalar AS	39,231
1,022	[1]	BJ’s Wholesale Club Holdings, Inc.	67,605
2,600		Budweiser Brewing Co. APAC Ltd.	6,567
356	[1]	Charoen Pokphand Foods PCL, Rights	0
115,700		Charoen Pokphand Foods Public Co. Ltd.	49,075
24,924		Charoen Pokphand Foods Public Co.,Ltd.	17,609
13,641		China Mengniu Dairy Co. Ltd.	75,899
7,523		China Resources Enterprises Ltd.	61,341
2,559		Clicks Group, Ltd.	45,465
41		Coca-Cola Bottling Co.	23,393
2,205		Colgate-Palmolive (India) Ltd.	41,966
25,224		Diageo PLC	1,271,272
10,122		George Weston Ltd.	1,068,260
1		Gruma S.A., Class B	12
18,133		Grupo Bimbo S.A.B. de CV, Class A	47,814
492		Hindustan Lever Ltd.	15,184
36,617		Imperial Brands PLC	749,918
8,252		JBS S.A.	52,329
16,447		Kesko	516,731
2,815		Kobayashi Pharmaceutical Co. Ltd.	221,441
5,166		Kobe Bussan Co. Ltd.	195,157
815		Korea Tobacco & Ginseng Corp.	56,289
17,372		Loblaw Cos. Ltd.	1,309,581
4,035		L’Oreal SA	1,819,322
3,089	[2]	Magnit, GDR	47,725
6,275	[1]	Marico Ltd.	44,913
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
4,188		Metro, Inc., Class A	$199,852
118	[1]	National Beverage Corp.	6,129
242		Nestle India Ltd.	61,361
5,785		Nestle S.A.	743,681
16,469		Pigeon Corp.	334,129
8,000		Pola Orbis Holdings, Inc.	142,467
10,546		PT Indofood Sukses Makmur	4,639
1	[1]	Raia Drogasil S.A.	4
182		Sanderson Farms, Inc.	34,176
215		Sanfilippo (John B. & Sons), Inc.	17,716
4,905		Savola Group Co.	40,942
360		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	17,517
4,785		Shoprite Holdings Ltd.	59,135
3,532		Suntory Beverage and Food Ltd.	124,753
2		Tata Global Beverages Ltd.	21
72,341		Thai Union Frozen Products Public Co. Ltd.	42,303
79		The Anderson’s, Inc.	2,684
2,607		The Coca-Cola Co.	136,737
5,810	[1]	The Honest Company, Inc.	49,617
27,166		Tingyi (Cayman Isln) Hldg Co.	52,604
5,500		Tongwei Co. Ltd.	38,737
15,493		Toyo Suisan Kaisha Ltd.	627,424
33,000		Uni-President China Holdings Ltd.	32,374
612	[1]	United Natural Foods, Inc.	30,429
5,269		Vector Group Ltd.	81,880
935,302		WH Group Ltd.	582,834
7,600		Yakult Honsha Co. Ltd.	381,654
		TOTAL	14,753,350
		Energy— 2.4%
110,677		BP PLC	479,208
11,593		Canadian Natural Resources Ltd.	474,084
2,191	[1]	Championx Corp.	44,718
82,942		China Petroleum & Chemical Corp.	36,252
1,441		Civitas Resources, Inc.	73,650
1		Continental Resources, Inc.	44
741	[1]	Expro Group Holdings NV	10,381
4,195		Exxaro Resources Ltd.	40,038
56,135		Exxon Mobil Corp.	3,359,118
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Energy— continued
826		GS Holdings Corp.	$26,020
1		Hindustan Petroleum Corp. Ltd.	4
37,945		Imperial Oil Ltd.	1,254,388
1,323		Magnolia Oil & Gas Corp.	25,097
1		Marathon Oil Corp.	15
48		Marathon Petroleum Corp.	2,921
23		Matador Resources Co.	903
3,489	[1]	Meta Materials, Inc.	12,805
40	[1]	Nabors Industries Ltd.	3,258
30		Oasis Petroleum, Inc.	3,597
5,128	[1]	Oceaneering International, Inc.	54,818
357		OMV AG	18,907
15,903		ONEOK, Inc.	951,636
1,998		Ovintiv, Inc.	69,450
3,769		Parkland Fuel Corp.	97,305
577	[1]	Peabody Energy Corp.	5,747
67,177		PetroChina Co. Ltd.	29,009
1,500		PetroChina Co. Ltd.	1,097
17,233	[1]	Petroleo Brasileiro SA	92,390
9,967		Phillips 66	689,417
1,037		Polski Koncern Naftowy Orlen SA	18,181
17,168		PT United Tractors	25,527
1	[1]	Rabigh Refining and Petrochemical Co.	6
5,160		Reliance Industries Ltd.	165,734
2		Royal Dutch Shell PLC, Class B	42
290		RPC, Inc.	1,169
636		Saudi Arabian Oil Co. (Aramco)	5,887
1,426		SM Energy Co.	41,354
10,984		Targa Resources, Inc.	567,104
8,826	[1]	Tatneft	57,183
28,500		Thai Oil PCL	39,354
15,989		Valero Energy Corp.	1,070,304
1,313	[1]	Whiting Petroleum Corp.	84,938
2,319		World Fuel Services Corp.	57,952
18,606		Yanzhou Coal Mining Co. Ltd., Class H	29,113
		TOTAL	10,020,125
		Financials— 11.5%
1		360 Finance, Inc., ADR	23
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
6,377		ABSA Group Ltd.	$53,336
1,582		Al Rajhi Bank	56,251
2		Alinma Bank	12
8,805		Allstate Corp.	957,280
17,122		Ally Financial, Inc.	784,701
6,069		American International Group, Inc.	319,229
1,692		Ameris Bancorp	82,350
62,581		Assicurazioni Generali SpA	1,255,282
13,437		Australia & New Zealand Banking Group, Melbourne	252,952
100,819		Aviva PLC	513,915
10,820		AXA SA	297,389
720		Axis Bank Ltd.	6,215
29,720		B3 SA - Brasil Bolsa Balcao	58,733
194		Bajaj Finance Ltd.	18,041
268		Bajaj Finserv Ltd.	61,259
14,731	[1]	Banco Bradesco SA	44,598
1,139		Banco de Credito E Inversiones	38,546
22,040		Banco de Oro	54,062
1,100,210		Banco Santander Chile SA	49,201
1,348	[1]	Bancorp, Inc., DE	38,108
23		Bank Leumi Le-Israel	222
77,858		Bank of America Corp.	3,462,345
86,388		Bank of China Ltd.	29,929
89,456		Bank of Communications Ltd.	52,081
65,800		Bank of Communications Ltd.	47,102
21,701		Bank of New York Mellon Corp.	1,188,998
2,411		Bank of Nova Scotia, Toronto	150,573
43		Bank Pekao SA	1,240
12,559		BB Seguridade Participacoes SA	46,645
9,827		BNP Paribas SA	610,059
6,018	[1]	Bright Health Group, Inc.	20,040
5,505		Brookfield Asset Management, Inc.	307,430
1,259		Bupa Arabia For Cooperative Insurance Co.	45,912
113		Byline Bancorp, Inc.	2,935
13,187		Capital One Financial Corp.	1,853,169
332		Capitec Bank Holdings Ltd.	37,992
1,388		Cathay Bancorp, Inc.	58,171
38,153		Cathay Financial Holding Co. Ltd.	81,549
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
279,501		China Construction Bank Corp.	$181,296
114,904		China Development Financial Holding Corp.	67,276
108,951		China Everbright Bank Co. Ltd.	37,276
138,843	[3]	China Huarong Asset Management Co. Ltd.	7,318
28,800		China Insurance International Holdings Co. Ltd.	39,937
8,000		China Merchants Bank Co. Ltd.	61,727
14,045		China Merchants Bank Co. Ltd.	108,526
93,422		Chinatrust Financial Holding Co. Ltd.	81,543
6,210		Cholamandalam Investment and Finance Co., Ltd.	45,432
80		CIT Group Holdings, Inc.	3,925
26,248		Citizens Financial Group, Inc.	1,240,743
58,149		Commerzbank AG, Frankfurt	411,608
6,726		Commonwealth Bank of Australia	441,941
2,405		ConnectOne Bancorp, Inc.	78,162
17,773		DBS Group Holdings Ltd.	388,291
58,318		Deutsche Bank AG	706,012
1		Discover Financial Services	108
11,014		East West Bancorp, Inc.	848,078
1,535		Ellington Financial, Inc.	25,435
3,960		EQT AB	232,399
1,030		Erie Indemnity Co.	191,384
814		Essent Group Ltd.	33,846
2,632		Fairfax Financial Holdings Ltd.	1,168,118
6,026		First American Financial Corp.	447,009
6,271		First BanCorp	83,342
2,925		First Foundation, Inc.	74,353
459		First Merchants Corp.	18,310
22,817		FirstRand Ltd.	79,993
40,700		Fubon Financial Holdings Co., Ltd	106,467
6,908	[1]	Genworth Financial, Inc., Class A	26,389
20,812		Gjensidige Forsikring ASA	472,252
311	[1]	GoHealth, Inc.	1,101
1,777		Goldman Sachs Group, Inc.	677,019
20,392		Great-West Lifeco, Inc.	591,910
1,808		Hana Financial Holdings	60,344
1,456		Hancock Whitney Corp.	69,568
7,021		Hannover Rueckversicherung SE	1,230,400
200		Hingham Institution for Savings	78,120
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
26,019		Hong Kong Exchanges & Clearing Ltd.	$1,434,749
10,300		Hong Leong Credit Berhad	42,085
25		Houlihan Lokey, Inc.	2,713
2,706		Housing Development Finance Corp. Ltd.	96,466
15,534		ICICI Bank Ltd.	146,656
47,813		Industrial & Commercial Bank of China	25,262
17,800		Industrial Bank Co. Ltd.	50,073
23,756		Industrivarden AB	700,929
102,154		ING Groep N.V.	1,410,142
1,755		International Bancshares Corp.	73,728
279,747		Intesa Sanpaolo SpA	668,790
8,600		JPMorgan Chase & Co.	1,365,938
217		KBC Groupe	18,130
116		Kinsale Capital Group, Inc.	24,128
758		Komercni Banka A.S.	28,978
492		LG Investment & Securities Co. Ltd.	5,095
24,800		Malayan Banking BHD	46,996
130,163		Medibank Private Ltd.	317,176
16,109		Mercury General Corp.	821,881
2		Meritz Securities Co. Ltd.	8
49,900		Metro Bank and Trust Co.	49,265
6,611		MFA Financial, Inc.	28,361
2		MGIC Investment Corp.	28
1,357	[1]	Mizrahi Tefahot Bank Ltd.	50,042
9,923		Morgan Stanley	940,899
2		Moscow Exchange MICEX-RTS PJSC	4
460	[1]	Mr. Cooper Group, Inc.	18,064
815		National Bank Holdings Corp.	34,735
3,833		Navient Corp.	75,625
712		Nedbank Group Ltd.	7,338
5,200		New China Life Insurance Co. Ltd.	30,783
5,781		New China Life Insurance Co. Ltd.	15,457
15,968		Nordea Bank Abp	189,498
3,081		OFG Bancorp.	74,252
49,891		Old Republic International Corp.	1,195,388
639		OTP Bank RT	35,313
59,985		Oversea-Chinese Banking Corp. Ltd.	483,125
827		Partners Group Holding AG	1,423,434
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
332		Pennymac Financial Services, Inc.	$21,026
15,000		Ping An Bank Co. Ltd.	40,910
8,182		Ping An Insurance (Group) Co. of China Ltd.	56,343
526		Piper Jaffray Cos., Inc.	87,184
34,000		Postal Savings Bank of China Co. Ltd.	22,907
2,400		Postal Savings Bank of China Co. Ltd.	1,906
5,517		Powszechna Kasa Oszczednosci Bank Polski SA	58,392
5,698		Powszechny Zaklad Ubezpieczen SA	49,766
15,348		Progressive Corp., OH	1,426,443
42,540		PT Bank Central Asia	21,608
8,900		PT Bank Rakyat Indonesia Tbk	2,542
1,162		QCR Holdings, Inc.	62,678
925		Safety Insurance Group, Inc.	71,475
1,134		Samsung Securities Co. Ltd.	42,082
14,804		Sanlam Ltd.	51,243
25,390		Schroders PLC	1,156,385
80		Selective Insurance Group, Inc.	6,043
2,009	[1]	Shinhan Financial Group Co. Ltd.	58,784
1	[1]	Shriram Transport Finance Co. Ltd.	19
108,023		Sinopac Holdings Co.	59,239
36,697		SLM Corp.	652,473
60,046		St. James’s Place Capital PLC	1,231,289
2		Standard Bank Group Ltd.	16
10,494		State Bank of India	64,122
21,097		State Street Corp.	1,877,000
221		Stewart Information Services Corp.	15,740
8,980		Suncorp Group Ltd.	68,414
27,882		Synchrony Financial	1,248,835
2,007		The Co. for Cooperative Insurance	41,394
2,465		The National Commercial Bank	40,112
3,101		The Travelers Cos., Inc.	455,692
10,642		Two Harbors Investment Co.	62,575
1,585		U.S. Bancorp	87,714
1		UBS Group AG	17
396		UMB Financial Corp.	39,830
101		United Community Banks, Inc.	3,461
3,800		United Overseas Bank Ltd.	70,675
1		Unum Group	23
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
141		Virtus Investment Partners, Inc.	$41,931
21,940		VOYA Financial, Inc..	1,363,352
46,489		Wells Fargo & Co.	2,221,244
464		Wesbanco, Inc.	15,103
9,364		WisdomTree Investments, Inc.	57,495
80	[1]	World Acceptance Corp.	16,434
70,409		Yuanta Financial Holding Co. Ltd.	59,685
		TOTAL	48,317,968
		Health Care— 7.3%
44,000	[1]	3SBio, Inc.	37,635
21,259		Abbott Laboratories	2,673,744
9,856	[1,3]	Achillion Pharmaceuticals, Inc.	4,534
225	[1]	Addus Homecare Corp.	19,625
3,641	[1]	Affimed N.V.	24,832
595	[1]	AMN Healthcare Services, Inc.	67,836
13,658	[1]	Amneal Pharmaceuticals, Inc.	57,090
200	[1]	Amphastar Pharmaceuticals, Inc.	3,912
407		Amplifon SpA	19,888
2,113	[1]	AnaptysBio, Inc.	68,356
2,473	[1]	Antares Pharma, Inc.	7,988
932		Anthem, Inc.	378,606
5,658	[1]	Antigenics, Inc.	17,823
2,027	[1]	Apria, Inc.	57,020
2,028	[1]	Arcus Biosciences, Inc.	88,826
2,709	[1]	Avid Bioservices, Inc.	82,787
7,623		Becton Dickinson & Co.	1,807,718
4,061	[1]	BioMarin Pharmaceutical, Inc.	350,424
1,353	[1]	Bio-Rad Laboratories, Inc., Class A	1,019,080
4,717	[1]	Cara Therapeutics, Inc.	62,170
4,899		Cardinal Health, Inc.	226,481
962		Carl Zeiss Meditec AG	192,989
42	[1]	Celltrion, Inc.	7,383
13,601		Cerner Corp.	958,191
6,004		China Medical System Holding Ltd.	9,831
93,327		China Resources Pharmaceutical Group Ltd.	40,465
76,000	[1]	China Traditional Chinese Medicine Holdings Co. Ltd.	36,645
4,350		Cipla Ltd.	56,274
4,811	[1]	Coherus Biosciences, Inc.	89,340
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
424	[1]	Corvel Corp.	$79,712
929		Divi’s Laboratories Ltd.	60,816
342	[1]	Dyne Therapeutics, Inc.	4,860
2,840		Eisai Co. Ltd.	170,536
10,390		Eli Lilly & Co.	2,577,136
348		Ensign Group, Inc.	26,563
5,144	[1]	Exelixis, Inc.	86,368
639	[1]	Fulgent Genetics, Inc.	59,759
25,374		Hisamitsu Pharmaceutical Co., Inc.	890,813
1	[1]	Hologic, Inc.	75
3,171		Hoya Corp.	500,971
1,146	[1]	IDEAYA Biosciences, Inc.	25,212
1,999	[1]	ImmunityBio, Inc.	15,572
5,759	[1]	Immunovant, Inc.	44,344
913	[1]	Inari Medical, Inc.	75,359
3	[1]	Incyte Genomics, Inc.	203
191	[1]	Integer Holdings Corp.	15,230
787		Ipca Laboratories Ltd.	21,794
1,923	[1]	IVERIC Bio, Inc.	28,114
3,438		Johnson & Johnson	536,087
5,900		Kossan Rubber Industries Berhad	3,013
342	[1]	LHC Group, Inc.	39,234
519	[1]	Magellan Health, Inc.	49,196
4,390	[1]	MaxCyte, Inc.	43,812
19,402		Medipal Holdings Corp.	348,908
437	[1]	Medpace Holdings, Inc.	90,638
20,983		Medtronic PLC	2,238,886
30,222		Merck & Co., Inc.	2,263,930
358	[1]	Meridian Bioscience, Inc.	7,128
6,254		Microport Scientific Corp.	26,145
6,094	[1]	Mind Medicine (MindMed), Inc.	12,066
423	[1]	ModivCare, Inc.	57,964
546	[1]	Natus Medical, Inc.	12,340
5,932	[1]	Neurocrine Biosciences, Inc.	493,839
2,149	[1]	NextGen Healthcare, Inc.	33,310
1,901	[1]	NGM Biopharmaceuticals, Inc.	34,256
3,900		Nippon Shinyaku Co. Ltd.	288,689
10,621		Novo Nordisk A/S	1,137,290
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
7,610	[1]	Nuvation Bio, Inc.	$68,262
13,455	[1]	Opko Health, Inc.	52,878
497	[1]	OptimizeRX Corp.	32,305
212	[1]	Option Care Health, Inc.	5,366
1,612	[1]	Organogenesis Holdings, Inc.	16,217
63	[1]	Orthofix Medical, Inc.	1,928
22,900		Otsuka Holdings Co., Ltd.	831,432
1,383		Owens & Minor, Inc.	55,320
157		Patterson Cos., Inc.	4,941
14,100	[1]	PeptiDream, Inc.	354,999
906	[1]	Precision Biosciences, Inc.	8,208
6,885	[1,3]	Progenics Pharmaceuticals, Inc.	0
469	[1]	Progyny, Inc.	23,811
2,915		Quest Diagnostics, Inc.	433,402
806	[1]	Quidel Corp.	118,933
506	[1]	R1 RCM, Inc.	12,053
1,974	[1]	Regeneron Pharmaceuticals, Inc.	1,256,510
23,007	[1]	Rigel Pharmaceuticals, Inc.	61,429
497		Roche Holding AG	194,513
1,934		Roche Holding AG	802,890
3,528	[1]	Sangamo BioSciences, Inc.	29,247
1,032		Seegene, Inc.	66,321
2,126		Shanghai Fosun Pharmaceutical Co. Ltd.	11,001
25,471		Shanghai Pharmaceuticals Holding Co. Ltd.	46,448
78		Shin Poong Pharmaceutical Co. Ltd.	2,176
19,012		Shionogi and Co.	1,327,926
5,504		Siemens Healthineers AG	401,581
20,539		Sinopharm Group Co. Ltd.	44,618
261	[1]	SK Bioscience Co. Ltd.	61,202
3,189		Sonova Holding AG	1,199,796
49,400		Sri Trang Gloves	43,970
113	[1]	Staar Surgical Co.	10,757
478		Stedim	281,714
5,966		Sun Pharmaceutical Industries Ltd.	59,717
916	[1]	Sutro Biopharma, Inc.	15,645
1,388	[1]	Travere Therapeutics, Inc.	39,627
3,140		UCB SA	341,404
455		UnitedHealth Group, Inc.	202,120
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
3,655	[1]	Vanda Pharmaceuticals, Inc.	$59,211
6,656	[1]	Vertex Pharmaceuticals, Inc.	1,244,273
1,363		WuXi AppTec Co. Ltd.	30,361
1,500		WuXi AppTec Co. Ltd.	33,914
8,523	[1]	WuXi PharmaTech, Inc.	116,074
		TOTAL	30,872,161
		Industrials— 7.5%
6,945		3M Co.	1,180,928
98		A.P. Moller-Maersk A/S, Class B	296,414
1		Adani Ports and Special Economic Zone Limited	9
9,875		Airbus Group SE	1,100,054
61	[1]	American Woodmark Corp.	3,760
146		Apogee Enterprises, Inc.	6,030
647		Applied Industrial Technologies, Inc.	61,491
724		ArcBest Corp.	74,630
16,987		Ashtead Group PLC	1,360,001
576	[1]	Atkore, Inc.	61,344
60,354		AviChina Industry & Technology Co. Ltd.	39,524
133		AZZ, Inc.	6,901
18,408		Bharat Electronics Ltd.	49,532
2		Bidvest Group Ltd.	23
1,149		Boise Cascade Co.	74,490
1,706		Caterpillar, Inc.	329,855
29,049	[1]	China COSCO Holdings Co. Ltd., Class H	49,694
26,768		China Railway Group Ltd.	12,735
65,400		China State Construction Engineering Corp. Ltd.	47,541
143		Cintas Corp.	60,373
49,820		Citic Pacific Ltd.	44,678
9,391	[1]	Clean Harbors, Inc.	952,623
502		Comfort Systems USA, Inc.	47,625
1		Container Corp. of India Ltd.	8
3,148	[1]	Cornerstone Building Brands	49,487
15,740	[1]	COSCO SHIPPING Holdings Co. Ltd.	42,957
1		Crane Co.	97
1		CSX Corp.	35
4,800		Daifuku Co.	383,700
953		Deluxe Corp.	32,250
1,215		Doosan Bobcat, Inc.	36,772
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
11,379		Dover Corp.	$1,864,449
1,913		DSV Panalpina A/S	419,176
517		Emcor Group, Inc.	61,699
1		Emerson Electric Co.	88
207		Encore Wire Corp.	29,075
10,675		Expeditors International Washington, Inc.	1,298,293
15,514		Experian PLC	695,493
9,402		Ferguson PLC	1,428,899
5,113		Fortive Corp.	377,697
1		GEA Group AG	51
3,755		Genco Shipping & Trading Ltd.	57,865
3,771		General Dynamics Corp.	712,606
6,807		Genivar Income Fund	946,836
149	[1]	GMS, Inc.	8,325
4,276		Grupo Aeroportuario del Pacifico SA, Class B	49,467
3,132	[1]	Havells India Ltd.	56,310
265		Herc Holdings, Inc.	45,169
1,569		Hillenbrand, Inc.	69,977
22		Hyundai Glovis Co. Ltd.	2,711
114	[1]	Hyundai Merchant Marine Co., Ltd.	2,282
541	[1]	IES Holdings, Inc.	25,963
82,223	[1]	InPost S.A.	914,950
586		Insperity, Inc.	67,824
382	[1]	JELD-WEN Holding, Inc.	9,256
5,516		Johnson Controls International PLC	412,376
72,482		Kajima Corp.	798,463
554		KForce Com, Inc.	42,453
2,475		KION Group AG	268,096
1,678		Koc Holding A.S.	3,471
352		Kone Corp. OYJ, Class B	23,164
2		Korean Air Co. Ltd.	44
460		Korn Ferry	33,460
3,793		Kuehne & Nagel International AG	1,088,130
5,121		L3Harris Technologies, Inc.	1,070,699
749		LG Corp.	49,665
2,347		Localiza Rent A Car SA	21,337
1		Manpower, Inc.	90
598	[1]	Masonite International Corp.	63,986
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
207		Matthews International Corp., Class A	$7,177
3,387	[1]	Meritor, Inc.	85,657
6,302	[1]	MRC Global, Inc.	43,358
984		Mueller Industries, Inc.	54,445
663	[1]	MYR Group, Inc.	73,401
82,373		NIBE Industrier AB	1,176,445
3,043		Nordson Corp.	773,500
2		nVent Electric PLC	70
65,748		Obayashi Corp.	483,992
5,306		Old Dominion Freight Lines, Inc.	1,884,532
1		Otis Worldwide Corp.	80
1		Owens Corning, Inc.	85
229	[1]	P.A.M. Transportation Services, Inc.	14,837
923	[1]	Pan Ocean Co. Ltd.	4,039
3		Pentair PLC	221
3,422		Pitney Bowes, Inc.	23,372
5,570		Robert Half International, Inc.	619,217
477		Rockwool International A/S	198,063
522		Rush Enterprises, Inc.	26,601
1		Samsung C&T Corp.	88
2	[1]	Samsung Engineering Co. Ltd.	35
6,916		Schneider Electric SA	1,222,479
16,835		Secom Co. Ltd.	1,138,045
54,300		Shimizu Corp.	343,025
85,200		Sime Darby BHD	44,265
216		SK Holdings Co. Ltd., Class A	47,408
231	[1]	SkyWest, Inc.	9,048
587		SMC Corp.	374,570
2		Smith (A.O.) Corp.	158
139		Snap-On, Inc.	28,621
7,051		Sohgo Security Services Co. Ltd.	300,627
11,851		Taisei Corp.	345,590
2,300		TBEA Co. Ltd.	8,215
1,046		Terex Corp.	44,329
575		Tetra Tech, Inc.	106,191
4,600		Toshiba Corp.	183,617
8,599		Trane Technologies PLC	1,605,003
521	[1]	TriNet Group, Inc.	52,256
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
1	[1]	TuSimple Holdings, Inc.	$40
12		UFP Industries, Inc.	999
672		Universal Truckload Services, Inc.	12,492
55	[1]	Veritiv Corp.	6,932
731		Vestas Wind Systems A/S	24,488
845		Wabash National Corp.	14,112
9,300		Wan Hai Lines Ltd.	51,454
22,337		Wartsila OYJ, Class B	309,391
8,583		Weg SA	49,206
15,400		Weichai Power Co. Ltd.	37,225
24,000		Weichai Power Co. Ltd., Class H	42,657
91	[1]	WESCO International, Inc.	11,296
628		Wolters Kluwer NV	70,448
3,600		Yamato Holdings Co. Ltd.	79,503
		TOTAL	31,458,361
		Information Technology— 13.0%
967		A10 Networks, Inc.	14,911
52,658		Acer Sertek, Inc.	52,026
1,134	[1]	ACI Worldwide, Inc.	33,045
4,077	[1]	Adobe, Inc.	2,730,978
858		Advanced Energy Industries, Inc.	75,238
8,511	[1]	Advanced Micro Devices, Inc.	1,347,887
3,426		Advantest Corp.	297,614
920	[1]	Alpha & Omega Semiconductor Ltd.	45,190
691	[1]	Altair Engineering, Inc.	51,445
1		Amdocs Ltd.	70
2,761		Amkor Technology, Inc.	59,527
44,615		Apple, Inc.	7,374,860
16,498		Applied Materials, Inc.	2,428,341
820		ASM International NV	365,065
731		ASML Holding N.V.	572,810
4,783		Asustek Computer, Inc.	60,177
7,978		Automatic Data Processing, Inc.	1,842,040
1		Avnet, Inc.	36
1,003	[1]	Blackbaud, Inc.	75,686
54,700		BOE Technology Group Co. Ltd.	41,354
20,851		Brother Industries Ltd.	357,893
8,633	[1]	Cadence Design Systems, Inc.	1,532,012
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
603	[1]	Cambium Networks Corp.	$16,408
2,007		Capgemini SE	464,218
442		Cass Information Systems, Inc.	17,751
8,071	[1]	CGI, Inc., Class A	674,263
4,493		Cisco Systems, Inc.	246,396
809	[1]	CloudFlare, Inc.	152,286
524	[1]	Commvault Systems, Inc.	32,949
58,537		Compal Electronics, Inc.	48,638
247	[1]	Corsair Gaming, Inc.	5,533
858	[1]	Crowdstrike Holdings, Inc.	186,306
745		CSG Systems International, Inc.	39,269
690	[1]	Daqo New Energy Corp., ADR	39,565
1,780	[1]	Diebold Nixdorf, Inc.	14,436
705	[1]	Diodes, Inc.	74,977
2,081		Disco Corp.	595,292
5,067		Dolby Laboratories, Class A	422,638
2	[1]	DXC Technology Co.	60
2	[1]	Dynatrace Holdings LLC	126
1,571	[1]	EPAM Systems, Inc.	956,032
329	[1]	ePlus, Inc.	34,706
527	[1]	Fabrinet	58,265
1,890	[1]	Fortinet, Inc.	627,688
2,894		Fujitsu Ltd.	478,124
3,686	[1]	Gartner, Inc., Class A	1,150,954
1,804		Hewlett Packard Enterprise Co.	25,887
16,367		Hon Hai Precision Industry Co. Ltd.	60,534
728	[1]	HubSpot, Inc.	587,430
9,575		Infosys Ltd.	218,037
428	[1]	Insight Enterprises, Inc.	42,209
282	[1]	Instructure Holdings, Inc.	6,280
91		InterDigital, Inc.	6,180
51,000		Inventec Co. Ltd.	47,042
500		Ja Solar Technology Co. Ltd	6,785
4,443	[1]	Kaltura, Inc.	21,060
11,049		Kingboard Chemical Holdings Ltd.	55,304
5,745		KLA Corp.	2,344,707
285		Kulicke & Soffa Industries	16,433
3,184		Lam Research Corp.	2,164,642
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,103	[1]	Lattice Semiconductor Corp.	$83,751
55,224		Lenovo Group Ltd.	56,066
1	[1]	LG Display Co. Ltd.	17
209		LG Innotek Co., Ltd.	53,052
24,145	[1]	Lite-On Technology Corp.	52,332
11,000		Logitech International SA	872,299
1	[1]	Mandiant, Inc.	17
753		Maximus, Inc.	56,814
4,197		MediaTek, Inc.	151,082
968	[1]	MeridianLink, Inc.	21,344
271		Methode Electronics, Inc., Class A	12,051
21,948		Microsoft Corp.	7,255,789
4,000		Micro-Star International Co.	23,271
2,000		Nan Ya Printed Circuit Board Corp.	44,387
400		NAURA Technology Group Co. Ltd.	24,178
479	[1]	Nuvei Corp.	47,167
2	[1]	ON Semiconductor Corp.	123
6,940		Otsuka Corp.	317,833
9,279	[1]	Palantir Technologies, Inc.	191,611
2,873	[1]	Paya Holdings, Inc.	18,502
2		Paychex, Inc.	238
1	[1]	Paycor HCM, Inc.	29
3,507	[1]	Paylocity Corp.	884,956
9	[1]	PC Connections, Inc.	395
3,000	[1]	Phison Electronics Corp.	43,917
122	[1]	Plexus Corp.	10,265
905	[1]	Procore Technologies, Inc.	76,708
1,558		Progress Software Corp.	75,485
3,881	[1]	PTC, Inc.	425,280
8,411		Qualcomm, Inc.	1,518,690
21,317		Quanta Computer, Inc.	65,481
21,000		Ricoh Co. Ltd.	185,507
754	[1]	SailPoint Technologies Holding	39,653
5,404	[1]	Salesforce.com, Inc.	1,539,924
388		Samsung Electro-Mechanics Co.	54,804
11,435		Samsung Electronics Co. Ltd.	690,236
60		Samsung SDI Co. Ltd.	34,824
88	[1]	Sanmina Corp.	3,216
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
4,186		SAP SE	$537,351
4,113		Shimadzu Corp.	173,994
1,713		SK Hynix, Inc.	165,626
431	[1]	SK Square Co., Ltd.	24,672
151	[1]	SMART Global Holdings, Inc.	8,610
2,162	[1]	Snowflake, Inc.	735,404
576	[1]	SPS Commerce, Inc.	81,210
2		SS&C Technologies Holdings, Inc.	153
19,803		STMicroelectronics N.V.	967,211
25,655		Synnex Technology International Corp.	53,492
6,281	[1]	Synopsys, Inc.	2,141,821
55,122		Taiwan Semiconductor Manufacturing Co. Ltd	1,172,718
1,123		Tata Consultancy Services Ltd.	52,878
17,011	[1]	TeamViewer AG	231,592
2,562		Tech Mahindra Ltd.	52,625
3	[1]	Teradata Corp.	130
5,700		Tianjin Zhonghuan Semiconductor Co. Ltd	40,259
2,606	[1]	Trade Desk, Inc./The	269,513
6,447		Trend Micro, Inc.	372,055
524		TTEC Holdings, Inc.	44,220
203	[1]	Tucows, Inc.	16,510
893	[1]	Tyler Technologies, Inc.	463,449
1,138	[1]	Ultra Clean Holdings, Inc.	62,374
9,000		Unimicron Technology Corp.	72,306
10,300		Unisplendour Corp. Ltd.	41,805
46,568		United Microelectronics Corp.	104,854
2,556		Vishay Intertechnology, Inc.	52,066
1		Wipro Ltd.	8
290	[1]	Workiva, Inc.	40,446
18,000		WPG Holdings Co., Ltd.	32,523
1		Xerox Holdings Corp.	18
1,200		Yamatake-Honeywell	52,969
17,300		Yokogawa Electric Corp.	324,646
789	[1]	Zoom Video Communications, Inc.	166,802
16,000		ZTE Corp.	43,205
6,900		ZTE Corp.	33,059
		TOTAL	54,861,483
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— 3.6%
1,557		ACC Ltd.	$47,162
370		AdvanSix, Inc.	16,757
30,426		Alrosa AO	52,851
16,000	[1]	Aluminum Corp. of China Ltd.	7,832
2		ArcelorMittal SA	54
29,186		Asia Cement Corp.	43,837
3,125		Avery Dennison Corp.	640,844
48,967		BHP Billiton Ltd.	1,376,006
31,073		BHP Steel Ltd.	423,219
16,907		Boliden AB	583,192
936		Cabot Corp.	49,121
2,010		Celanese Corp.	304,234
1		Chemours Co./The	30
2,383		Cherepovets MK Severstal	50,736
21,877		China Hongqiao Group Ltd.	21,015
5,506	[1]	Companhia Vale Do Rio Doce	68,509
2,293	[1]	Constellium SE	40,288
3,440		Dow, Inc.	188,959
6,028		Eastman Chemical Co.	628,660
5,107	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
1,179	[1]	Forterra, Inc.	28,048
72,864		Fortescue Metals Group Ltd.	848,031
40,653		Glencore PLC	192,340
643		Greif, Inc.	38,046
9,580		Gujarat Ambuja Cements Ltd.	47,565
678		Hawkins, Inc.	22,496
11,700		Hengli Petrochemical Co. Ltd.	38,574
10,529		Hindalco Industries Ltd.	57,270
15,457		Holcim Ltd.	745,774
828		Hyundai Steel Co.	25,906
200		Indorama Ventures PCL	233
26,050		International Paper Co.	1,185,796
343	[1]	Intrepid Potash, Inc.	14,097
55,798		Israel Chemicals Ltd.	485,223
21,019		James Hardie Industries PLC, GDR	814,382
16,891		Jiangxi Copper Co. Ltd.	26,717
6,741		JSW Steel Ltd.	54,690
95	[1]	Koppers Holdings, Inc.	2,869
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
314		Korea Kumho Petrochemical Co. Ltd.	$40,682
43		L.G. Chemical Ltd.	25,145
4,573		Mitsubishi Gas Chemical Co., Inc.	75,917
5,150		Nitto Denko Corp.	358,262
282		Norilsk Nickel	82,486
17,101	[1]	Novolipetski Metallurgicheski Komb OAO	56,674
1,026		Novozymes A/S, Class B	77,966
16,932		Nuevo Grupo Mexico SA, Class B	70,523
2,628		Nutrien Ltd.	174,206
2		Olin Corp.	109
18,963		Orbia Advance Corp. SAB de CV	44,245
26,000		Petronas Chemicals BHD	52,493
2,120	[2]	Phosagro OAO, GDR	46,767
3		Polymetal International PLC	55
213		Polyus PJSC	41,076
338		POSCO	74,586
281,100		PT Aneka Tambang Tbk	45,141
52,250		PT Semen Gresik	29,096
4,315		Queen’s Road Capital Investment Ltd.	2,567
12,809		Rio Tinto Ltd.	830,986
13,300		Rongsheng Petrochemical Co. Ltd.	33,527
4,491		Sahara International Petrochemical Co.	45,945
3,283		Saudi Basic Industries Corp.	94,939
24,000		SCG Packaging Public Company Ltd.	43,929
638		Schnitzer Steel Industries, Inc., Class A	30,688
7,813		Sealed Air Corp.	485,344
112	[1]	Shree Cement	39,539
4,314		Sika AG	1,692,684
286,642		South32 Ltd.	680,520
4,068		Tata Steel Ltd.	58,055
31,169		Tosoh Corp.	447,502
1,033		Trinseo PLC	48,789
1,041		Trox Holdings PLC	22,892
652		Ultra Tech Cement, Ltd.	64,062
3,224		Va Stahl Ag	109,115
1		Valvoline, Inc.	34
13,282	[1]	Vedanta Ltd.	59,240
488		Worthington Industries, Inc.	23,414
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Materials— continued
43,054		Zijin Mining Group Co. Ltd.	$57,199
2,800		Zijin Mining Group Co. Ltd.	4,464
		TOTAL	15,342,226
		Real Estate— 1.4%
745		Agile Group Holdings Ltd.	486
54		American Finance Trust, Inc.	429
4,447		American Tower Corp.	1,167,249
4,001		Apartment Income REIT Corp.	203,091
1,990		CareTrust REIT, Inc.	40,218
470	[1]	CBRE Group, Inc.	44,918
28,900		Central Pattana PCL	44,637
58,806		CIFI Holdings Group Co. Ltd.	31,782
2,940	[1]	CIFI Holdings Group Co. Ltd., Rights	94
4,397		Columbia Property Trust, Inc.	84,422
4,592	[1]	Corepoint Lodging, Inc.	70,855
26,526		Country Garden Holdings Co.	23,088
1		Crown Castle International Corp.	182
2		Cubesmart	108
17,644	[1]	Dar Al Arkan Real Estate Development Co.	43,212
3,254	[1]	DigitalBridge Group, Inc.	25,902
1		DLF Ltd.	5
1		Duke Realty Corp.	58
1,702		eXp World Holdings, Inc.	62,480
157		Extra Space Storage, Inc.	31,400
16,000		Franshion Properties of China Ltd.	4,860
1		Gaming and Leisure Properties, Inc.	45
5,217		Goodman Group	90,747
33,411		Greentown China Holdings Ltd.	48,893
38,718		Guangzhou R&F Properties Co. Ltd.	20,647
15,141		Hopson Development Holdings Ltd.	36,891
1,204		Independence Realty Trust	29,498
4,520		Kite Realty Group Trust	90,942
2		Lamar Advertising Co.	219
68,974		Mapletree Logistics Trust	93,716
2,552	[1]	Mapletree Logistics Trust, Rights	37
3,444		Mid-American Apartment Communities, Inc.	710,325
4,047		Monmouth Real Estate Investment Corp.	84,056
1,505		National Storage Affiliates Trust	92,377
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS— continued
	Real Estate— continued
1,322	Newmark Group, Inc.	$21,231
387	Plymouth Industrial REIT, Inc.	11,513
59,000	Powerlong Real Estate Holdings Ltd.	35,560
2,239	Preferred Apartment Communities, Inc.	29,510
11,418	ProLogis, Inc.	1,721,263
2,683	Public Storage	878,361
600	RPT Realty	7,632
29,865	Seazen Group Ltd.	20,408
12,000	Sunac China Holdings	21,278
676	Tanger Factory Outlet Centers, Inc.	13,392
1,280	UMH Properties, Inc.	29,542
	TOTAL	5,967,559
	Utilities— 1.1%
2,832	Adani Gas Ltd.	59,580
297	American States Water Co.	27,972
281	Brookfield Infrastructure Corp.	16,632
142,396	CGN Power Co. Ltd.	38,955
26,400	China Longyuan Power Group Corp.	54,168
20,000	China National Nuclear Power Co. Ltd.	21,368
8,626	CPFL Energia SA	40,507
14,007	Enagas SA	318,691
32,177	Endesa SA	720,334
12,754	Equatorial Energia SA	51,203
25,266	Gail India Ltd.	43,650
1	Gas Natural SDG SA	28
332	Korea Electric Power Corp.	5,817
36,872	Kunlun Energy Co. Ltd.	34,706
3,070	Manila Electric Co.	17,579
1,276	Northwest Natural Holding Co.	55,021
721,772	OJSC Inter Rao Ues	41,774
936	Otter Tail Corp.	61,205
12,541	Petronas Gas	49,975
1,193	Portland General Electric Co.	58,063
55,414	Red Electrica Corporacion SA	1,176,418
35,590	RWE AG	1,377,962
1,912	Saudi Electricity Global, Class SECO AB	12,110
412	Southwest Gas Holdings, Inc.	27,114
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Utilities— continued
12,751		Uniper SE	$554,828
		TOTAL	4,865,660
		TOTAL COMMON STOCKS (IDENTIFIED COST $224,833,609)	274,330,614
		CORPORATE BONDS— 5.5%
		Basic Industry - Metals & Mining— 0.0%
$ 100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	103,951
		Capital Goods - Aerospace & Defense— 0.3%
350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	383,837
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	154,304
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	291,120
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	229,643
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	194,932
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.891% (3-month USLIBOR +1.735%), 2/15/2042	77,850
		TOTAL	1,331,686
		Capital Goods - Building Materials— 0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	134,290
		Capital Goods - Construction Machinery— 0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	310,364
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	204,291
		TOTAL	514,655
		Capital Goods - Diversified Manufacturing— 0.0%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	41,554
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	74,249
		TOTAL	115,803
		Communications - Cable & Satellite— 0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	34,663
		Communications - Media & Entertainment— 0.1%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	22,401
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	96,229
400,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	441,541
		TOTAL	560,171
		Communications - Telecom Wireless— 0.1%
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	76,886
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— continued
$ 300,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.400%, 10/15/2052	$297,993
	TOTAL	374,879
	Communications - Telecom Wirelines— 0.1%
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	366,605
	Consumer Cyclical - Automotive— 0.0%
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	75,131
	Consumer Cyclical - Retailers— 0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	659,331
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	260,658
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	316,653
68,390	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	74,104
	TOTAL	1,310,746
	Consumer Cyclical - Services— 0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	205,404
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	139,187
	TOTAL	344,591
	Consumer Non-Cyclical - Food/Beverage— 0.1%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	226,822
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	131,705
	TOTAL	358,527
	Consumer Non-Cyclical - Health Care— 0.2%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	217,948
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	191,794
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	424,563
75,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	81,242
	TOTAL	915,547
	Consumer Non-Cyclical - Pharmaceuticals— 0.1%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	97,040
190,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	196,646
	TOTAL	293,686
	Consumer Non-Cyclical - Tobacco— 0.3%
EUR 870,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,137,090
$ 200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	243,321
	TOTAL	1,380,411
	Energy - Independent— 0.1%
400,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	384,632
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS— continued
		Energy - Integrated— 0.3%
$ 340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	$358,230
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	45,355
EUR 600,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	681,043
		TOTAL	1,084,628
		Energy - Midstream— 0.1%
$ 325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	344,856
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	87,087
		TOTAL	431,943
		Energy - Refining— 0.2%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	294,198
500,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	492,277
		TOTAL	786,475
		Financial Institution - Banking— 0.5%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	130,241
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	321,079
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	271,731
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	269,619
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,039
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2070	107,438
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	51,810
400,000		Morgan Stanley, 4.300%, 1/27/2045	495,740
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	66,364
21,306	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	8,948
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	283,440
		TOTAL	2,011,449
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	152,013
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	75,726
		TOTAL	227,739
		Financial Institution - Insurance - Life— 0.0%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	39,572
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	17,127
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	118,459
		TOTAL	175,158
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - P&C— 0.2%
$ 500,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.850%, 12/15/2051	$510,172
75,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	87,298
275,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.950%, 4/22/2044	338,080
30,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	52,967
	TOTAL	988,517
	Financial Institution - REIT - Apartment— 0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	318,113
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	146,803
	TOTAL	464,916
	Financial Institution - REIT - Healthcare— 0.1%
500,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	505,056
	Financial Institution - REIT - Other— 0.1%
90,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	99,971
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	170,830
	TOTAL	270,801
	Financial Institution - REIT - Retail— 0.1%
400,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	411,279
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	30,590
	TOTAL	441,869
	Financial Institution - REITs— 0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	73,639
	Food Products— 0.0%
INR 73,689	Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	981
	Foreign-Local-Government— 0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	60,971
	Municipal Services— 0.0%
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	126,050
	Sovereign— 0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	289,702
	Technology— 0.4%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	46,896
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	252,034
320,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	372,750
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	298,225
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	326,623
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	$402,382
	TOTAL	1,698,910
	Technology Services— 0.1%
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	273,420
	Transportation - Airlines— 0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	155,647
	Transportation - Railroads— 0.1%
240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	244,634
	Transportation - Services— 0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	66,108
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	173,264
	TOTAL	239,372
	Utility - Electric— 0.9%
450,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	459,009
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	184,979
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	168,767
400,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 2.250%, 8/15/2031	392,898
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	313,584
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	225,965
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	413,708
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	319,959
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	167,527
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	153,424
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	230,085
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	420,063
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	153,140
	TOTAL	3,603,108
	Utility - Natural Gas— 0.1%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	561,251
	TOTAL CORPORATE BONDS (IDENTIFIED COST $21,929,267)	23,316,210
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES— 5.4%
	Sovereign— 5.4%
AUD 1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$767,115
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	463,205
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	810,504
CAD 480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	490,119
EUR 6,000	France, Government of, 0.500%, 5/25/2025	7,067
150,000	France, Government of, Bond, 4.500%, 4/25/2041	300,377
850,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,380,961
650,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	839,786
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	424,271
600,000	Germany, Government of, 0.250%, 2/15/2027	711,752
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	565,686
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	222,087
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	786,381
1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,453,656
1,250,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,510,628
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	86,349
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,474,182
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,873,159
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	447,583
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,718,610
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	39,488
EUR 450,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	661,285
150,000	Spain, Government of, 4.200%, 1/31/2037	256,479
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	742,884
590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	767,948
480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	596,817
GBP 200,000	United Kingdom, Government of, 2.750%, 9/7/2024	282,561
330,000	United Kingdom, Government of, 3.250%, 1/22/2044	638,615
70,000	United Kingdom, Government of, 4.250%, 12/7/2027	113,023
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	517,779
400,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	567,823
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	899,504
230,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	410,604
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $21,540,140)	22,828,288
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES— 3.7%
		Treasury Inflation-Indexed Note— 0.3%
$ 1,217,747		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	$1,366,513
		U.S. Treasury Bond— 0.7%
175,000		United States Treasury Bond, 1.875%, 2/15/2051	177,880
1,625,000		United States Treasury Bond, 1.875%, 11/15/2051	1,656,484
910,000		United States Treasury Bond, 2.375%, 5/15/2051	1,031,046
3,000		United States Treasury Bond, 3.000%, 11/15/2045	3,673
		TOTAL	2,869,083
		U.S. Treasury Note— 2.7%
3,000,000		United States Treasury Note, 0.375%, 10/31/2023	2,991,825
300,000		United States Treasury Note, 0.750%, 8/31/2026	294,627
2,400,000		United States Treasury Note, 1.125%, 10/31/2026	2,396,846
600,000		United States Treasury Note, 1.125%, 8/31/2028	590,847
100,000		United States Treasury Note, 1.125%, 2/15/2031	97,648
1,300,000		United States Treasury Note, 1.375%, 10/31/2028	1,300,422
3,100,000		United States Treasury Note, 1.375%, 11/15/2031	3,081,594
600,000		United States Treasury Note, 1.500%, 9/15/2022	606,217
		TOTAL	11,360,026
		TOTAL U.S. TREASURIES (IDENTIFIED COST $15,530,505)	15,595,622
		ASSET-BACKED SECURITIES— 0.9%
		Auto Receivables— 0.3%
475,000		Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	479,135
500,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	508,188
50,213		World Omni Auto Receivables Trust 2018-B, Class A3, 2.870%, 7/17/2023	50,420
285,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	279,844
		TOTAL	1,317,587
		Credit Card— 0.2%
700,000	[4]	Trillium Credit Card Trust II 2020-1A, Class A, 0.462% (1-month USLIBOR +0.370%), 12/26/2024	701,067
		Equipment Lease— 0.2%
300,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	301,923
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	508,228
		TOTAL	810,151
		Other— 0.1%
300,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	300,755
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	ASSET-BACKED SECURITIES— continued
	Student Loans— 0.1%
$ 115,616	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	$114,882
300,000	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	300,922
	TOTAL	415,804
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,487,818)	3,545,364
	GOVERNMENT AGENCIES— 0.2%
	Federal Home Loan Bank System— 0.0%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	196,553
	Federal National Mortgage Association— 0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	627,045
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,905)	823,598
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.2%
	Agency Commercial Mortgage-Backed Securities— 0.2%
100,627	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	102,686
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	524,286
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $617,613)	626,972
	COLLATERALIZED MORTGAGE OBLIGATIONS— 0.1%
	Commercial Mortgage— 0.1%
255,000	Bank, Class A4, 3.488%, 11/15/2050	277,151
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	317,267
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,639)	594,418
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation REMIC— 0.0%
865	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	974
616	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	709
870	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	985
407	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	462
659	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	756
1,332	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,544
	TOTAL	5,430
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— 0.0%
$ 767	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	$854
3,126	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	3,459
2,118	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	2,427
1,360	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	1,504
187	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	202
139	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	156
1,279	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	1,434
3,282	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	3,742
1,387	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,580
725	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	821
2,528	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	2,801
	TOTAL	18,980
	Government National Mortgage Association— 0.0%
3,268	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,674
2,033	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,311
5,032	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,702
6,430	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	7,318
60	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	62
1,099	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,227
642	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	704
214	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	240
83	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	91
1,467	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,635
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 1,330		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	$1,479
52		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	54
829		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	902
948		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	1,029
		TOTAL	26,428
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,479)	50,838
		WARRANT— 0.0%
		Energy— 0.0%
36	[1]	Nabors Industries Ltd., Warrants (IDENTIFIED COST $0)	166
		PURCHASED CALL OPTION— 0.0%
54,500		BNP EUR CALL/USD PUT, Notional Amount $8,825,500, Exercise Price, $1.16, Expiration Date 2/15/2022 (IDENTIFIED COST $280)	259
		INVESTMENT COMPANIES— 18.0%
225,642		Bank Loan Core Fund	2,166,166
3,861,910		Emerging Markets Core Fund	37,151,573
9,049,612		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.04%[5]	9,050,517
753,647	[6]	High Yield Bond Core Fund	4,702,760
1,917,007		Mortgage Core Fund	18,767,503
473,845		Project and Trade Finance Core Fund	4,184,049
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $74,947,976)	76,022,568
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $364,339,231)[7]	417,734,917
		OTHER ASSETS AND LIABILITIES - NET—0.9%[8]	3,763,638
		TOTAL NET ASSETS—100%	$421,498,555
Annual Shareholder Report

At November 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]Amsterdam Index Long Futures	15	$2,644,065	December 2021	$(166,792)
[1]United States Treasury Notes 2-Year Long Futures	7	$1,531,141	March 2022	$530
[1]United States Treasury Notes 5-Year Long Futures	12	$1,456,781	March 2022	$1,286
1CAC 40 10-Year Euro Long Futures	48	$3,655,977	December 2021	$(61,998)
[1]Euro Bund Long Futures	12	$2,345,819	December 2021	$3,960
1FTSE Taiwan Index Long Futures	35	$2,115,400	December 2021	$(48,106)
1FTSE/MIB Index Long Futures	33	$4,828,240	December 2021	$(135,811)
[1]Long GILT Long Futures	1	$167,946	March 2022	$2,657
1S&P 500 E-Mini Long Futures	30	$6,849,375	December 2021	$(12,431)
1TOPIX Index Long Futures	22	$3,690,184	December 2021	$(224,462)
[1]United States Treasury Notes 10-Year Long Futures	45	$5,886,563	March 2022	$67,835
[1]United States Treasury Notes 10-Year Long Futures	5	$734,453	March 2022	$769
[1]United States Treasury Ultra Bond Long Futures	4	$802,250	March 2022	$740
Short Futures:
[1]Canada 10-Year Bond Short Futures	9	$994,512	March 2022	$(19,959)
1DAX Index Short Futures	6	$2,576,053	December 2021	$150,417
1FTSE 100 Index Short Futures	29	$2,730,460	December 2021	$26,875
1FTSE JSE Top 40 Short Futures	21	$845,862	December 2021	$(35,135)
[1]Hang Seng Index Short Futures	14	$2,107,271	December 2021	$110,525
1IBEX 35 Index Short Futures	5	$472,546	December 2021	$4,899
1MSCI Singapore IX ETS Short Futures	177	$4,464,725	December 2021	$244,967
1S&P/TSX 60 IX Short Futures	18	$3,511,370	December 2021	$467
1SPI 200 Short Futures	33	$4,252,559	December 2021	$60,302
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(28,465)
Annual Shareholder Report

At November 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/8/2021	Bank of America N.A.	41,000	GBP	$55,373	$(845)
12/9/2021	JPMorgan Chase	78,706	AUD	$60,611	$(4,504)
12/9/2021	Morgan Stanley	45,000	EUR	$55,056	$(4,015)
12/9/2021	JPMorgan Chase	59,176	EUR	$70,240	$(3,119)
12/9/2021	Morgan Stanley	1,170,000,000	IDR	$80,640	$999
12/9/2021	Barclays Bank PLC Wholesale	6,000,000	INR	$80,591	$(812)
12/9/2021	JPMorgan Chase	1,251,597	MXN	$61,053	$(2,781)
12/16/2021	BNP Paribas SA	2,300,000	CNY	$349,237	$11,349
12/21/2021	Citibank N.A	70,269	CAD	$58,144	$(3,124)
12/21/2021	Bank of America N.A.	40,970	GBP	$56,854	$(2,344)
12/22/2021	Bank of America N.A.	390,250,525	JPY	$3,500,000	$(46,180)
1/28/2022	Credit Agricole CIB	400,000	AUD	$300,962	$(15,648)
1/28/2022	Morgan Stanley	741,278	CAD	$600,000	$(19,444)
1/28/2022	BNP Paribas SA	8,900,000	CNY	$1,391,955	$(1,946)
1/28/2022	Bank of America N.A.	1,340,000	EUR	$1,560,098	$(37,365)
1/28/2022	Citibank N.A	2,200,000	EUR	$2,533,540	$(33,531)
1/28/2022	Credit Agricole CIB	100,000	GBP	$138,066	$(4,956)
1/28/2022	Barclays Bank PLC Wholesale	400,000	GBP	$534,350	$(1,912)
1/28/2022	Credit Agricole CIB	150,566,919	JPY	$1,336,000	$(2,685)
1/28/2022	Credit Agricole CIB	388,838,003	JPY	$3,410,000	$33,279
1/28/2022	HSBC Bank USA	7,174,431	MXN	$350,000	$(19,076)
1/28/2022	JPMorgan Chase	5,194,831	PLN	$1,300,000	$(40,102)
1/28/2022	State Street Bank & Trust Co.	7,975,626	PLN	$2,000,000	$(65,679)
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
12/9/2021	BNP Paribas SA	1,251,597	MXN	$62,118	$3,845
12/16/2021	BNP Paribas SA	2,300,000	CNY	$352,561	$(8,025)
12/22/2021	Credit Agricole CIB	150,699,798	JPY	$1,336,000	$2,267
12/22/2021	JPMorgan Chase	246,321,065	JPY	$2,164,000	$(16,006)
1/28/2022	Bank of America N.A.	400,000	AUD	$298,628	$13,315
1/28/2022	BNP Paribas SA	8,900,000	CNY	$1,383,276	$(6,734)
1/28/2022	JPMorgan Chase	2,200,000	EUR	$2,525,207	$25,197
1/28/2022	JPMorgan Chase	5,259,318	PLN	$1,300,000	$24,462
1/28/2022	Bank of America N.A.	7,962,444	PLN	$2,000,000	$68,876
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(157,244)
At November 30, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
Morgan Stanley	USD PUT/CAD CALL	(56,361)	$56,361	December 2021	$1.24	$(18)
(Premium Received $380)						$(18)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options is included in “Other Assets and Liabilities–Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$4,104,779	$1,206,952	$(3,202,940)
Emerging Markets Core Fund	$36,224,114	$6,274,780	$(2,800,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$3,404,693	$128,317,642	$(122,667,912)
High Yield Bond Core Fund	$3,191,652	$2,309,010	$(761,400)
Mortgage Core Fund	$12,848,878	$12,309,167	$(6,074,650)
Project and Trade Finance Core Fund	$3,220,130	$982,639	$—
TOTAL OF AFFILIATED TRANSACTIONS	$62,994,246	$151,400,190	$(135,506,902)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2021	Shares Held as of 11/30/2021	Dividend Income
$4,348	$53,027	$2,166,166	225,642	$144,853
$(2,524,300)	$(23,021)	$37,151,573	3,861,910	$2,379,229
$(892)	$(3,014)	$9,050,517	9,049,612	$7,618
$(125,640)	$89,138	$4,702,760	753,647	$185,689
$(447,953)	$132,061	$18,767,503	1,917,007	$252,729
$(18,720)	$—	$4,184,049	473,845	$96,643
$(3,113,157)	$248,191	$76,022,568	16,281,663	$3,066,761

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At November 30, 2021, these restricted securities amounted to $95,427, which represented 0.0% of total net assets.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	The cost of investments for federal tax purposes amounts to $396,299,714.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$157,398,944	$—	$4,534	$157,403,478
International	17,212,775	99,707,043	7,318	116,927,136
Debt Securities:
Corporate Bonds	—	23,307,262	8,948	23,316,210
Foreign Governments/Agencies	—	22,828,288	—	22,828,288
U.S. Treasuries	—	15,595,622	—	15,595,622
Asset-Backed Securities	—	3,545,364	—	3,545,364
Government Agencies	—	823,598	—	823,598
Commercial Mortgage-Backed Securities	—	626,972	—	626,972
Collateralized Mortgage Obligations	—	594,418	—	594,418
Mortgage-Backed Securities	—	50,838	—	50,838
Warrant	166	—	—	166
Purchased Call Option	—	259	—	259
Investment Companies[1]	71,838,519	—	—	76,022,568
TOTAL SECURITIES	$246,450,404	$167,079,664	$20,800	$417,734,917
Other Financial Instruments:
Assets
Futures Contracts	$676,229	$—	$—	$676,229
Foreign Exchange Contracts	—	183,589	—	183,589
Liabilities
Futures Contracts	(704,694)	—	—	(704,694)
Foreign Exchange Contracts	—	(340,833)	—	(340,833)
Written Options Contracts	—	(18)	—	(18)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(28,465)	$(157,262)	$—	$(185,727)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,184,049 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PLC	—Public Limited Company
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.46	$19.83	$19.08	$20.09	$17.49
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.25	0.31	0.31	0.28
Net realized and unrealized gain (loss)	1.87	1.82	1.44	(0.99)	2.63
Total From Investment Operations	2.15	2.07	1.75	(0.68)	2.91
Less Distributions:
Distributions from net investment income	(0.29)	(0.27)	(0.36)	(0.33)	(0.31)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(0.53)	(0.44)	(1.00)	(0.33)	(0.31)
Net Asset Value, End of Period	$23.08	$21.46	$19.83	$19.08	$20.09
Total Return[2]	10.09%	10.70%	9.89%	(3.46)%	16.85%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.14%	1.15%	1.15%	1.14%
Net investment income	1.24%	1.28%	1.65%	1.53%	1.50%
Expense waiver/reimbursement[4]	0.14%	0.18%	0.20%	0.11%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,613	$176,368	$181,579	$146,323	$169,424
Portfolio turnover[5]	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.89	$19.30	$18.60	$19.58	$17.06
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.09	0.16	0.14	0.13
Net realized and unrealized gain (loss)	1.82	1.78	1.39	(0.96)	2.55
Total From Investment Operations	1.91	1.87	1.55	(0.82)	2.68
Less Distributions:
Distributions from net investment income	(0.10)	(0.11)	(0.21)	(0.16)	(0.16)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(0.34)	(0.28)	(0.85)	(0.16)	(0.16)
Net Asset Value, End of Period	$22.46	$20.89	$19.30	$18.60	$19.58
Total Return[2]	9.19%	9.83%	8.94%	(4.20)%	15.84%
Ratios to Average Net Assets:
Net expenses[3]	1.96%	1.97%	1.96%	1.96%	1.95%
Net investment income	0.42%	0.46%	0.86%	0.72%	0.70%
Expense waiver/reimbursement[4]	0.12%	0.15%	0.20%	0.12%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,447	$5,809	$7,880	$9,758	$14,342
Portfolio turnover[5]	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.80	$19.22	$18.52	$19.51	$17.00
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.09	0.16	0.15	0.14
Net realized and unrealized gain (loss)	1.80	1.78	1.40	(0.96)	2.55
Total From Investment Operations	1.90	1.87	1.56	(0.81)	2.69
Less Distributions:
Distributions from net investment income	(0.11)	(0.12)	(0.22)	(0.18)	(0.18)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(0.35)	(0.29)	(0.86)	(0.18)	(0.18)
Net Asset Value, End of Period	$22.35	$20.80	$19.22	$18.52	$19.51
Total Return[2]	9.20%	9.87%	9.06%	(4.20)%	15.92%
Ratios to Average Net Assets:
Net expenses[3]	1.93%	1.93%	1.92%	1.90%	1.89%
Net investment income	0.45%	0.50%	0.89%	0.78%	0.75%
Expense waiver/reimbursement[4]	0.12%	0.15%	0.20%	0.14%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,288	$58,092	$64,600	$64,095	$78,445
Portfolio turnover[5]	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.30	$19.67	$18.94	$19.94	$17.38
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.17	0.24	0.22	0.20
Net realized and unrealized gain (loss)	1.84	1.82	1.41	(0.98)	2.61
Total From Investment Operations	2.02	1.99	1.65	(0.76)	2.81
Less Distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.28)	(0.24)	(0.25)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(0.43)	(0.36)	(0.92)	(0.24)	(0.25)
Net Asset Value, End of Period	$22.89	$21.30	$19.67	$18.94	$19.94
Total Return[2]	9.55%	10.31%	9.38%	(3.86)%	16.32%
Ratios to Average Net Assets:
Net expenses[3]	1.57%	1.57%	1.56%	1.58%	1.57%
Net investment income	0.81%	0.85%	1.26%	1.09%	1.07%
Expense waiver/reimbursement[4]	0.13%	0.16%	0.19%	0.12%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,723	$43,197	$42,860	$43,452	$51,768
Portfolio turnover[5]	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.60	$19.95	$19.19	$20.21	$17.61
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.31	0.37	0.37	0.33
Net realized and unrealized gain (loss)	1.87	1.84	1.45	(1.00)	2.65
Total From Investment Operations	2.22	2.15	1.82	(0.63)	2.98
Less Distributions:
Distributions from net investment income	(0.35)	(0.33)	(0.42)	(0.39)	(0.38)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(0.59)	(0.50)	(1.06)	(0.39)	(0.38)
Net Asset Value, End of Period	$23.23	$21.60	$19.95	$19.19	$20.21
Total Return[2]	10.39%	11.06%	10.21%	(3.21)%	17.13%
Ratios to Average Net Assets:
Net expenses[3]	0.85%	0.85%	0.86%	0.86%	0.85%
Net investment income	1.52%	1.58%	1.95%	1.81%	1.77%
Expense waiver/reimbursement[4]	0.16%	0.19%	0.22%	0.14%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,562	$100,317	$99,564	$95,613	$105,720
Portfolio turnover[5]	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.47	$19.84	$19.09	$20.10	$17.51
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.31	0.38	0.36	0.33
Net realized and unrealized gain (loss)	1.86	1.82	1.44	(0.98)	2.63
Total From Investment Operations	2.21	2.13	1.82	(0.62)	2.96
Less Distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.43)	(0.39)	(0.37)
Distributions from net realized gain	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(0.60)	(0.50)	(1.07)	(0.39)	(0.37)
Net Asset Value, End of Period	$23.08	$21.47	$19.84	$19.09	$20.10
Total Return[2]	10.41%	11.04%	10.26%	(3.16)%	17.14%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.83%	0.84%	0.84%	0.83%
Net investment income	1.54%	1.58%	1.97%	1.79%	1.78%
Expense waiver/reimbursement[4]	0.12%	0.15%	0.19%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,866	$7,056	$6,275	$4,890	$6,243
Portfolio turnover[5]	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2021

Assets:
Investment in securities, at value including $76,022,568 of investment in affiliated holdings* (identified cost $364,339,231)	$417,734,917
Cash	789
Cash denominated in foreign currencies (identified cost $866,967)	782,281
Due from broker (Note 2)	3,196,642
Income receivable	966,266
Income receivable from affiliated holdings	261,934
Receivable for investments sold	908,611
Receivable for shares sold	99,881
Unrealized appreciation on foreign exchange contracts	183,589
Total Assets	424,134,910
Liabilities:
Payable for investments purchased	1,545,313
Payable for shares redeemed	304,867
Written options outstanding (premium received $380), at value	18
Unrealized depreciation on foreign exchange contracts	340,833
Payable for variation margin on futures contracts	108,216
Payable for investment adviser fee (Note 5)	5,991
Payable for administrative fee (Note 5)	913
Payable for custodian fees	45,513
Payable for portfolio accounting fees	44,790
Payable for share registration costs	33,799
Payable for transfer agent fees (Note 2)	46,649
Payable for distribution services fee (Note 5)	55,348
Payable for other service fees (Notes 2 and 5)	50,137
Accrued expenses (Note 5)	53,968
Total Liabilities	2,636,355
Net assets for 18,323,270 shares outstanding	$421,498,555
Net Assets Consist of:
Paid-in capital	$372,228,790
Total distributable earnings (loss)	49,269,765
Total Net Assets	$421,498,555
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($183,613,118 ÷ 7,956,756 shares outstanding), no par value, unlimited shares authorized	$23.08
Offering price per share (100/94.50 of $23.08)	$24.42
Redemption proceeds per share	$23.08
Class B Shares:
Net asset value per share ($4,446,583 ÷ 198,004 shares outstanding), no par value, unlimited shares authorized	$22.46
Offering price per share	$22.46
Redemption proceeds per share (94.50/100 of $22.46)	$21.22
Class C Shares:
Net asset value per share ($52,287,893 ÷ 2,339,436 shares outstanding), no par value, unlimited shares authorized	$22.35
Offering price per share	$22.35
Redemption proceeds per share (99.00/100 of $22.35)	$22.13
Class R Shares:
Net asset value per share ($45,723,077 ÷ 1,997,160 shares outstanding), no par value, unlimited shares authorized	$22.89
Offering price per share	$22.89
Redemption proceeds per share	$22.89
Institutional Shares:
Net asset value per share ($130,561,976 ÷ 5,621,097 shares outstanding), no par value, unlimited shares authorized	$23.23
Offering price per share	$23.23
Redemption proceeds per share	$23.23
Class R6 Shares:
Net asset value per share ($4,865,908 ÷ 210,817 shares outstanding), no par value, unlimited shares authorized	$23.08
Offering price per share	$23.08
Redemption proceeds per share	$23.08

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2021

Investment Income:
Dividends (including $3,066,761 received from affiliated holdings* and net of foreign taxes withheld of $349,817)	$8,724,684
Interest	1,180,982
TOTAL INCOME	9,905,666
Expenses:
Investment adviser fee (Note 5)	2,755,203
Administrative fee (Note 5)	336,640
Custodian fees	224,302
Transfer agent fees (Note 2)	617,893
Directors’/Trustees’ fees (Note 5)	9,264
Auditing fees	34,570
Legal fees	11,717
Portfolio accounting fees	163,453
Distribution services fee (Note 5)	697,307
Other service fees (Notes 2 and 5)	620,300
Share registration costs	101,296
Printing and postage	38,310
Miscellaneous (Note 5)	94,485
TOTAL EXPENSES	5,704,740
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(519,337)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(77,248)
TOTAL WAIVER AND REIMBURSEMENTS	(596,585)
Net expenses	5,108,155
Net investment income	$4,797,511
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including foreign taxes withheld of $(169,753) and net realized gain of $248,191 on sales of investments in affiliated holdings*)	$55,748,403
Net realized loss on foreign currency transactions	(55,661)
Net realized loss on foreign exchange contracts	(1,319,430)
Net realized gain on futures contracts	3,018,372
Net realized gain on written options	88,326
Net realized gain on swap contracts	1,578
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(3,113,157) on investments in affiliated holdings*)	(20,604,273)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(218,386)
Net change in unrealized depreciation of foreign exchange contracts	(147,262)
Net change in unrealized appreciation of futures contracts	(2,790,469)
Net change in unrealized appreciation of written options	(20,641)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	33,700,557
Change in net assets resulting from operations	$38,498,068

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,797,511	$4,452,266
Net realized gain (loss)	57,481,588	3,711,983
Net change in unrealized appreciation/depreciation	(23,781,031)	28,340,657
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,498,068	36,504,906
Distributions to Shareholders:
Class A Shares	(4,261,725)	(3,969,357)
Class B Shares	(89,405)	(109,370)
Class C Shares	(954,588)	(945,503)
Class R Shares	(868,369)	(772,607)
Institutional Shares	(2,834,995)	(2,487,363)
Class R6 Shares	(183,084)	(161,733)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,192,166)	(8,445,933)
Share Transactions:
Proceeds from sale of shares	51,984,707	47,728,914
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Dynamic Asset Allocation Fund	20,174,759	—
Net asset value of shares issued to shareholders in payment of distributions declared	8,804,975	8,069,393
Cost of shares redeemed	(79,611,494)	(95,775,299)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,352,947	(39,976,992)
Change in net assets	30,658,849	(11,918,019)
Net Assets:
Beginning of period	390,839,706	402,757,725
End of period	$421,498,555	$390,839,706
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2021
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon Dynamic Asset Allocation Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund’s Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Class A Shares and Institutional Shares, respectively, of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Hancock Fund	Share Class Exchanged	Fund Shares Received
Hancock Horizon Dynamic Asset Allocation Fund	A	0.801
	IS	0.795
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,075,357	$20,174,759	$3,571,100	$411,356,095	$431,530,854
Annual Shareholder Report

Assuming the acquisition had been completed on December 1, 2020, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results (unaudited) of operations for the year ended November 30, 2021, are as follows:
Net investment income	$4,968,894
Net realized and unrealized gain on investments	36,057,773
Net increase in net assets resulting from operations	$41,026,667
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets for the year ended November 30, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund
Annual Shareholder Report

uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared
Annual Shareholder Report

and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $596,585 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended November 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$249,336	$(30,443)
Class B Shares	9,640	(1)
Class C Shares	85,272	(164)
Class R Shares	139,503	(2,909)
Institutional Shares	130,506	(43,731)
Class R6 Shares	3,636	—
TOTAL	$617,893	$(77,248)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$464,765
Class B Shares	13,088
Class C Shares	142,447
TOTAL	$620,300
Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the
Annual Shareholder Report

payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At November 30, 2021, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $83,712,467 and $61,831,252, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $584,542 and $437,535, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which
Annual Shareholder Report

expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of written put and call options held by the Fund throughout the period was $10,050 and $2,757, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,882 and $10,852, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(57,818)*
Equity contracts		—	Payable for variation margin on futures contracts	86,283*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	183,589	Unrealized depreciation on foreign exchange contracts	340,833
Foreign exchange contracts		—	Written options outstanding, at value	18
Foreign exchange contracts	Purchased options, within Investment in securities at value	259		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$183,848		$369,316

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(1,375,349)	$—	$—	$—	$(1,375,349)
Equity contracts	—	4,393,721	—	—	—	4,393,721
Foreign exchange contracts	—	—	(1,319,430)	(20,255)	88,326	(1,251,359)
Credit contracts	1,578	—	—	—	—	1,578
TOTAL	$1,578	$3,018,372	$(1,319,430)	$(20,255)	$88,326	$1,768,591

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$(17,819)	$—	$—	$—	$(17,819)
Equity contracts	(2,772,650)	—	—	—	(2,772,650)
Foreign exchange contracts	—	(147,262)	(4,842)	(20,641)	(172,745)
TOTAL	$(2,790,469)	$(147,262)	$(4,842)	$(20,641)	$(2,963,214)

2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2021, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$183,589	$(171,332)	$—	$12,257
Purchased Options Contracts	21	—	—	21
TOTAL	$183,610	$(171,332)	$—	$12,278
Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$340,833	$(171,332)	$—	$169,501
Written Options Contracts	362	—	—	362
TOTAL	$341,195	$(171,332)	$—	$169,863
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 11/30/2021		Year Ended 11/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	618,890	$14,235,556	547,961	$10,775,746
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	14,439	271,217	—	—
Shares issued to shareholders in payment of distributions declared	178,781	3,980,160	189,695	3,715,809
Shares redeemed	(1,072,477)	(24,627,612)	(1,679,333)	(32,548,134)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(260,367)	$(6,140,679)	(941,677)	$(18,056,579)
	Year Ended 11/30/2021		Year Ended 11/30/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,247	$51,381	153	$2,972
Shares issued to shareholders in payment of distributions declared	3,895	83,632	5,277	102,524
Shares redeemed	(86,165)	(1,917,731)	(135,616)	(2,606,720)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(80,023)	$(1,782,718)	(130,186)	$(2,501,224)
Annual Shareholder Report

	Year Ended 11/30/2021		Year Ended 11/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	342,034	$7,597,210	461,399	$8,692,424
Shares issued to shareholders in payment of distributions declared	44,425	950,415	47,622	919,740
Shares redeemed	(839,634)	(18,667,845)	(1,077,232)	(20,219,341)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(453,175)	$(10,120,220)	(568,211)	$(10,607,177)
	Year Ended 11/30/2021		Year Ended 11/30/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	412,096	$9,374,927	427,264	$8,276,723
Shares issued to shareholders in payment of distributions declared	39,452	868,338	38,940	762,503
Shares redeemed	(482,605)	(11,011,690)	(616,411)	(11,819,678)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(31,057)	$(768,425)	(150,207)	$(2,780,452)
	Year Ended 11/30/2021		Year Ended 11/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	607,862	$19,162,920	927,522	$18,214,312
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	1,060,918	19,903,542	—	—
Shares issued to shareholders in payment of distributions declared	122,335	2,748,683	122,789	2,409,104
Shares redeemed	(814,369)	(18,888,419)	(1,396,610)	(26,889,664)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	976,746	$22,926,726	(346,299)	$(6,266,248)
	Year Ended 11/30/2021		Year Ended 11/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	67,391	$1,562,713	89,680	$1,766,737
Shares issued to shareholders in payment of distributions declared	7,798	173,747	8,177	159,713
Shares redeemed	(192,947)	(4,498,197)	(85,596)	(1,691,762)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(117,758)	$(2,761,737)	12,261	$234,688
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	34,366	$1,352,947	(2,124,319)	$(39,976,992)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from capital loss carryforwards and wash sales stemming from the merger.
Annual Shareholder Report

For the year ended November 30, 2021, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$278,347	$(278,347)
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$9,192,166	$4,957,157
Long-term capital gains	$—	$3,488,776

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
As of November 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$18,531,383
Net unrealized appreciation	$20,990,742
Undistributed long-term capital gains	$36,613,951
Capital loss carryforwards and deferrals	$(26,866,311)

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, deferral of straddle loss, non-taxable dividends, partnership adjustments, mark-to-market on futures contracts and foreign exchange contracts and passive foreign investment company adjustments.
At November 30, 2021, the cost of investments for federal tax purposes was $396,299,714. The net unrealized appreciation of investments for federal tax purposes was $21,159,231. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,476,408 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,317,177. The amounts presented are inclusive of derivative contracts.
As of November 30, 2021, the Fund had a capital loss carryforward of $26,866,311 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Shareholder Report

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$26,866,311	$—	$26,866,311
The Fund utilized capital loss carryforwards of $1,484,346 to offset capital gains realized during the year ended November 30, 2021.
At November 30, 2021, for federal income tax purposes, the Fund had $6,227 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2021, the Adviser voluntarily waived $508,072 of its fee and voluntarily reimbursed $77,248 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2021, the Adviser reimbursed $11,265.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2021, the Sub-Adviser earned a fee of $320,309.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended November 30, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$39,265
Class C Shares	427,340
Class R Shares	230,702
TOTAL	$697,307
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2021, FSC retained $62,271 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2021, FSC retained $7,855 in sales charges from the sale of Class A Shares. FSC also retained $2,688 and $413 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2021, FSSC received $77,110 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.98%, 1.93%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively,
Annual Shareholder Report

up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2021, were as follows:
Purchases	$363,889,112
Sales	$396,212,607
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2021, the Fund had no outstanding loans. During the year ended November 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2021, there were no outstanding loans. During the year ended November 30, 2021, the program was not utilized.
Annual Shareholder Report

9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivables for investments sold, includes net receivable proceeds of $139,676 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2021, 51% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2021, 19% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of the Federated Hermes Global Allocation Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Global Allocation Fund (the “Fund”), as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 24, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$992.40	$5.74
Class B Shares	$1,000	$988.40	$9.77
Class C Shares	$1,000	$988.10	$9.67
Class R Shares	$1,000	$989.70	$7.98
Institutional Shares	$1,000	$993.50	$4.30
Class R6 Shares	$1,000	$993.40	$4.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.82
Class B Shares	$1,000	$1,015.24	$9.90
Class C Shares	$1,000	$1,015.34	$9.80
Class R Shares	$1,000	$1,017.05	$8.09
Institutional Shares	$1,000	$1,020.76	$4.36
Class R6 Shares	$1,000	$1,020.86	$4.26

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.96%
Class C Shares	1.94%
Class R Shares	1.60%
Institutional Shares	0.86%
Class R6 Shares	0.84%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised one portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: November 1998
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs, General
Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1998
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the
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Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
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that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Global Allocation Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $34,570

Fiscal year ended 2020 - $47,840

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,303 and $0 respectively. Fiscal year ended 2021- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $3,813

Fiscal year ended 2020 - $0

Fiscal year ended 2021- International tax advice with respect to exchange of American Depositary Receipt.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $20,255

Fiscal year ended 2020 - $30,688

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 24, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2022